15. CREDIT FACILITY: Schedule of Continuity of the credit facility balance (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Continuity of the credit facility balance

Balances, December 31, 2018	$-
Original credit agreement	36,610,075
Balances, December 31, 2019	$36,610,075

Repaid on January 10, 2020	$(36,610,075)
Amended credit agreement	65,490,910
Work fee recognized contra liability	(1,966,043)
Work fee expensed	1,291,005
Balances, December 31, 2020	$64,815,872